Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 207,917	$ 173,289
Less: Deferred finance costs and debt discounts	(4,088)	(3,527)
Total	203,829	169,762
Less - current portion	(30,616)	(19,417)
Long-term portion	$ 173,213	$ 150,345